General information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of being consolidated in these financial statements
The following entities are part of the Group and are being consolidated in these financial statements:

Company	Place of business/ country of incorporation	Relationship	Principal business activity	% of Ownership as of December 31,
				2021	2020	2019
VTEX (“VTEX”)	Cayman	Holding	Technology Services
VTEX Informática S.A. (“VTEX ARG”) (i)	Argentina	Subsidiary	Technology Services	100	96.54	96.54
VTEX Brasil Tecnologia para Ecommerce LTDA. (“VTEX Brazil”)	Brazil	Subsidiary	Technology Services	100	100	100
VTEX Publicidade e Eventos Ltda. (“VTEX DAY”)	Brazil	Subsidiary	Production of events	100	100	100
VTEX Intermediação de Cobrança Ltda. (“VTEX STORE”) (ii)	Brazil	Subsidiary	Technology Services	—	99.99	99.99
Dlieve Tecnologia S.A. (“Dlieve”) (iii)	Brazil	Subsidiary	Technology Services	—	100	100
Ciashop Soluções para Comércio Eletrônico S.A. (“Ciashop”) (iv)	Brazil	Subsidiary	Technology Services	—	100	100
Loja Integrada Tecnologia para Softwares S.A. (“Loja Integrada”)	Brazil	Subsidiary	Technology Services	99.87	100	—
Suiteshare Tecnologia da Informação S.A (“Suiteshare”) (v)	Brazil	Subsidiary	Technology Services	100	—	—
VTEX Chile SPA (“VTEX CHI”)	Chile	Subsidiary	Technology Services	100	100	100
VTEX Colombia Tecnologia para Ecommerce S.A.S. (“VTEX COL”)	Colombia	Subsidiary	Technology Services	100	100	100
VTEX Commerce Cloud Solutions LLC (“VTEX USA”)	USA	Subsidiary	Technology Services	100	100	100
UniteU Technologies Inc. (“UniteU”) (vi)	USA	Subsidiary	Technology Services	—	—	100
VTEX Ecommerce Platform Limited (“VTEX UK”)	UK	Subsidiary	Technology Services	100	100	100
EICOM Limited (“EICOM”) (ix)	UK	Subsidiary	Technology Services	—	100	—
Soluciones Cloud En Ecommerce S. De R.L. De C.V. (“VTEX MEX”) (vii)	Mexico	Subsidiary	Technology Services	100	99.95	99.95
EI Education S.A.P.I de C.V. (“Escuela de Internet or “Escuela”)	Mexico	Subsidiary	Technology Services	100	100	—
Peru Tecnologia para ECOMMERCE S.A.C. (“VTEX PERU”) (ix)	Peru	Subsidiary	Technology Services	100	—	—
Tecnologia para Comercio Electronico S.A.C. (“VTEX PER”) (viii)	Peru	Subsidiary	Technology Services	—	—	99.79

Company	Place of business/ country of incorporation	Relationship	Principal business activity	% of Ownership as of December 31,
				2021	2020	2019
VTEX Ecommerce Platform Limited—Sede Secondaria (“VTEX ITA”) (ix)	Italy	Branch	Technology Services	100	—	—
VTEX Ecommerce Platform Limited London—Sucursala Bucuresti (“VTEX ROM”) (ix)	Romania	Branch	Technology Services	100	—	—
VTEX Ecommerce Platform Platform Limited – Sucursal em Portugal (“VTEX PORT”) (ix)	Portugal	Branch	Technology Services	100	—	—
(i)	In January 2021, the Group acquired the non-controlling interest of VTEX ARG. Refer to note 19.2(d.i) for additional details.
(ii)	VTEX STORE was liquidated in February 2021.
(iii)	Dlieve was merged into VTEX Brazil in April 2021.
(iv)	Ciashop was merged into VTEX Brazil in December 2021.
(v)	Suiteshare was acquired in April 2021. Refer to note 3.3 for additional details.
(vi)	UniteU was acquired in 2019 and merged into VTEX USA in 2020.
(vii)	In May 2021, the Group acquired the non-controlling interest of VTEX MEX. Refer to note 19.2(d.ii) for additional details.
(viii)	VTEX PER was liquidated in 2020.
(ix)	VTEX PERU, VTEX ITA, VTEX ROM and VTEX PORT were created in 2021 to fulfill the Group’s operational needs, while EICOM was constituted in 2020 and merged into VTEX UK in 2021.